Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Line Items]
Indefinite lived intangible assets—Trade names, trademarks and distribution rights	$ 154,086	$ 158,389
Finite lived intangible assets:
Accumulated amortization	(65,599)	(60,890)
Finite lived intangible assets, net	21,105	28,507
Intangible assets, net	175,191	186,896
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	$ 83,943	86,526
Customer Relationships | Maximum [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	18 years
Customer Relationships | Minimum [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Trade Name
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,150	1,150
Patented And Unpatented Technology [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,611	$ 1,721